UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS Enhanced S&P 500 Index Fund

(Effective December 15, 2008 the fund was renamed DWS S&P 500 Plus Fund)

	Shares	Value ($)

Common Stocks 95.3%
Consumer Discretionary 6.9%
Auto Components 0.2%
Johnson Controls, Inc.	11,700	206,622
Automobiles 0.1%
Ford Motor Co.*	34,250	92,133
Distributors 0.1%
Genuine Parts Co.	2,900	113,535
Diversified Consumer Services 0.5%
Apollo Group, Inc. "A"*	1,800	138,312

H&R Block, Inc.	16,104	308,070

		446,382
Hotels Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	8,800	160,952
McDonald's Corp.	17,108	1,005,095
Starwood Hotels & Resorts Worldwide, Inc.	200	3,372
Wyndham Worldwide Corp.	4,100	19,598
Yum! Brands, Inc.	6,900	185,886

		1,374,903
Household Durables 0.2%
Black & Decker Corp.	100	4,244
Leggett & Platt, Inc.	400	5,840
Lennar Corp. "A"	11,100	78,921
Snap-on, Inc.	600	21,630
Whirlpool Corp. (a)	2,500	98,450

		209,085
Internet & Catalog Retail 0.1%
Expedia, Inc.*	5,400	45,360
Leisure Equipment & Products 0.0%
Hasbro, Inc.	200	5,360
Media 1.3%
CBS Corp. "B"	6,500	43,290
Comcast Corp. "A"	22,100	383,214
E.W. Scripps Co. "A"	466	1,365
Gannett Co., Inc. (a)	5,417	47,182
Interpublic Group of Companies, Inc.*	1,000	4,090
New York Times Co. "A" (a)	2,300	17,342
News Corp. "A"	6,900	54,510
Omnicom Group, Inc.	1,700	48,093
Scripps Networks Interactive "A"	1,400	38,906
Viacom, Inc. "B"*	8,800	140,096
Walt Disney Co.	14,700	331,044

		1,109,132
Multiline Retail 0.7%
Big Lots, Inc.*	1,700	29,784
Family Dollar Stores, Inc.	7,100	197,238
J.C. Penney Co., Inc.	3,100	58,869
Kohl's Corp.*	5,700	186,162
Sears Holdings Corp.* (a)	800	29,000
Target Corp.	2,800	94,528

		595,581
Specialty Retail 1.4%
Abercrombie & Fitch Co. "A"	500	9,665
AutoNation, Inc.*	600	5,124
AutoZone, Inc.*	1,900	207,518
Bed Bath & Beyond, Inc.*	200	4,058
Best Buy Co., Inc.	2,900	60,059
GameStop Corp. "A"*	900	19,665
Home Depot, Inc.	9,400	217,234
Limited Brands, Inc.	900	8,379
Office Depot, Inc.*	11,300	22,261
OfficeMax, Inc.	7,100	38,695
RadioShack Corp.	17,900	176,315
Staples, Inc.	1,500	26,040

The Gap, Inc.	14,500	188,790
Tiffany & Co.	200	3,958
TJX Companies, Inc.	10,400	237,328

		1,225,089
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.*	2,000	35,800
Jones Apparel Group, Inc.	7,500	38,475
NIKE, Inc. "B"	8,218	437,608
Polo Ralph Lauren Corp.	200	8,640
VF Corp.	4,200	219,618

		740,141
Consumer Staples 14.2%
Beverages 3.0%
Brown-Forman Corp. "B"	2,000	87,780
Coca-Cola Co.	25,039	1,173,578
Molson Coors Brewing Co. "B"	5,000	222,350
Pepsi Bottling Group, Inc.	3,600	65,124
PepsiCo, Inc.	20,205	1,145,623

		2,694,455
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	3,700	190,439
CVS Caremark Corp.	10,400	300,872
Kroger Co.	10,800	298,728
Safeway, Inc.	13,544	295,259
Sysco Corp.	2,300	53,935
Wal-Mart Stores, Inc.	30,188	1,686,906
Walgreen Co.	11,400	282,036

		3,108,175
Food Products 2.6%
Archer-Daniels-Midland Co.	4,700	128,686
Campbell Soup Co.	10,200	326,910
ConAgra Foods, Inc.	13,000	191,750
Dean Foods Co.*	2,500	36,400
General Mills, Inc.	8,084	510,666
H.J. Heinz Co.	8,900	345,676
Kellogg Co.	1,100	47,773
Kraft Foods, Inc. "A"	22,219	604,579
McCormick & Co., Inc.	2,200	65,494
Sara Lee Corp.	9,100	83,538
Tyson Foods, Inc. "A"	1,900	12,749

		2,354,221
Household Products 3.4%
Clorox Co.	1,000	59,160
Colgate-Palmolive Co.	2,900	188,703
Kimberly-Clark Corp.	8,906	514,678
Procter & Gamble Co.	34,787	2,238,543

		3,001,084
Personal Products 0.1%
Avon Products, Inc.	1,400	29,540
Estee Lauder Companies, Inc. "A"	1,900	53,010

		82,550
Tobacco 1.6%
Altria Group, Inc.	25,403	408,480

Philip Morris International, Inc.	23,603	995,103
UST, Inc.	1,100	75,625

		1,479,208
Energy 14.1%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	900	31,347
BJ Services Co.	4,000	47,960
ENSCO International, Inc.	2,200	71,302
Halliburton Co.	4,600	80,960
Nabors Industries Ltd.*	4,100	59,450
National-Oilwell Varco, Inc.*	2,900	82,041
Noble Corp.	3,400	91,086
Rowan Companies, Inc.	2,500	43,375
Schlumberger Ltd.	11,041	560,220
Smith International, Inc.	4,200	122,808
Transocean, Inc.*	2,049	137,037
Weatherford International Ltd.*	11,300	144,301

		1,471,887
Oil, Gas & Consumable Fuels 12.5%
Anadarko Petroleum Corp.	8,682	356,396
Apache Corp.	5,586	431,798
Chesapeake Energy Corp. (a)	10,389	178,483
Chevron Corp.	24,800	1,959,448
ConocoPhillips	19,677	1,033,436
CONSOL Energy, Inc.	3,000	86,910
Devon Energy Corp.	7,292	527,503
El Paso Corp.	5,600	41,384
EOG Resources, Inc.	3,800	323,076
ExxonMobil Corp.	59,379	4,759,227
Hess Corp.	3,500	189,140
Marathon Oil Corp.	8,008	209,650
Murphy Oil Corp.	3,800	167,390
Noble Energy, Inc.	300	15,684
Occidental Petroleum Corp.	12,100	655,094
Peabody Energy Corp.	600	14,058
Range Resources Corp.	400	16,588
Spectra Energy Corp.	5,400	87,804
XTO Energy, Inc.	2,925	111,852

		11,164,921
Financials 10.8%
Capital Markets 1.7%
Ameriprise Financial, Inc.	6,216	114,748
Bank of New York Mellon Corp.	12,152	367,112
Charles Schwab Corp.	19,700	361,101
Federated Investors, Inc. "B"	4,300	85,355
Franklin Resources, Inc.	2,500	151,875
Morgan Stanley	3,416	50,386
Northern Trust Corp.	400	18,356
State Street Corp.	400	16,844
T. Rowe Price Group, Inc.	5,200	177,892
The Goldman Sachs Group, Inc.	2,670	210,903

		1,554,572

Commercial Banks 2.8%
BB&T Corp.	1,900	56,943
Comerica, Inc.	3,600	81,180
M&T Bank Corp.	1,200	77,100
Marshall & Ilsley Corp. (a)	10,600	163,770
National City Corp.	40,600	81,606
Regions Financial Corp.	24,800	252,712
US Bancorp.	11,700	315,666
Wachovia Corp.	35,165	197,627
Wells Fargo & Co.	42,867	1,238,428
Zions Bancorp.	1,300	41,457

		2,506,489
Consumer Finance 0.2%
Discover Financial Services	16,501	168,805
Diversified Financial Services 2.2%
Bank of America Corp.	47,372	769,795
Citigroup, Inc.	45,253	375,147
JPMorgan Chase & Co.	21,444	678,917
Moody's Corp.	6,700	145,457

		1,969,316
Insurance 3.7%
ACE Ltd.	5,300	276,925
Aflac, Inc.	9,300	430,590
Allstate Corp.	11,697	297,572
American International Group, Inc.	13,733	27,603
Assurant, Inc.	1,500	32,655
Chubb Corp.	9,500	487,920
Cincinnati Financial Corp.	3,620	105,849
Genworth Financial, Inc. "A"	8,800	12,760
Hartford Financial Services Group, Inc.	5,900	49,855
Loews Corp.	2,600	71,214
Marsh & McLennan Companies, Inc.	2,800	71,400
MetLife, Inc.	10,019	288,146
Principal Financial Group, Inc.	4,568	63,084
Progressive Corp.	7,100	106,642
Prudential Financial, Inc.	607	13,172
Reinsurance Group of America, Inc.	761	30,897
The Travelers Companies, Inc.	11,000	480,150
Torchmark Corp.	5,200	187,980
Unum Group	15,300	227,970

		3,262,384
Real Estate Investment Trusts 0.1%
Apartment Investment & Management Co. "A" (REIT)	5,046	57,878
Equity Residential (REIT)	200	6,086
HCP, Inc. (REIT)	200	4,134
Kimco Realty Corp. (REIT)	200	2,830
ProLogis (REIT)	1,700	6,511
Public Storage (REIT)	400	27,956
Simon Property Group, Inc. (REIT)	100	4,750

		110,145
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	700	11,697
MGIC Investment Corp.	15,900	43,248

		54,945

Health Care 13.3%
Biotechnology 1.3%
Amgen, Inc.*	9,200	510,968
Biogen Idec, Inc.*	4,300	181,933
Genzyme Corp.*	300	19,206
Gilead Sciences, Inc.*	9,300	416,547

		1,128,654
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	11,207	592,850
Becton, Dickinson & Co.	4,800	304,944
Boston Scientific Corp.*	400	2,468
C.R. Bard, Inc.	700	57,421
Covidien Ltd.	7,000	257,950
Hospira, Inc.*	1,400	42,042
Medtronic, Inc.	11,800	360,136
St. Jude Medical, Inc.*	6,900	193,407
Varian Medical Systems, Inc.*	400	16,144

		1,827,362
Health Care Providers & Services 2.2%
Aetna, Inc.	5,300	115,646
AmerisourceBergen Corp.	500	15,675
Cardinal Health, Inc.	1,300	42,276
Coventry Health Care, Inc.*	2,300	28,681
Express Scripts, Inc.*	3,200	184,032
Humana, Inc.*	1,800	54,414
Laboratory Corp. of America Holdings*	4,872	308,690
McKesson Corp.	4,200	146,748
Medco Health Solutions, Inc.*	6,300	264,600
Quest Diagnostics, Inc.	4,100	190,937
Tenet Healthcare Corp.*	7,600	9,196
UnitedHealth Group, Inc.	18,424	387,088
WellPoint, Inc.*	6,900	245,640

		1,993,623
Health Care Technology 0.0%
IMS Health, Inc.	1,500	19,725
Life Sciences Tools & Services 0.0%
Life Technologies Corp.*	1,062	27,719
Thermo Fisher Scientific, Inc.*	100	3,568

		31,287
Pharmaceuticals 7.7%
Abbott Laboratories	20,404	1,068,966
Barr Pharmaceuticals, Inc.*	1,300	85,007
Bristol-Myers Squibb Co.	23,924	495,227
Eli Lilly & Co.	9,000	307,350
Forest Laboratories, Inc.*	1,500	36,270
Johnson & Johnson	33,708	1,974,615
King Pharmaceuticals, Inc.*	10,800	103,788
Merck & Co., Inc.	27,413	732,475
Pfizer, Inc.	81,966	1,346,701
Schering-Plough Corp.	19,130	321,575
Watson Pharmaceuticals, Inc.*	900	21,375
Wyeth	10,800	388,908

		6,882,257

Industrials 10.4%
Aerospace & Defense 3.5%
Boeing Co.	5,007	213,448
General Dynamics Corp.	7,631	394,294
Goodrich Corp.	2,300	77,395
Honeywell International, Inc.	11,900	331,534
L-3 Communications Holdings, Inc.	2,400	161,208
Lockheed Martin Corp.	6,030	464,973
Northrop Grumman Corp.	7,300	298,935
Raytheon Co.	8,561	417,777
Rockwell Collins, Inc.	2,200	74,976
United Technologies Corp.	13,604	660,202

		3,094,742
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	700	35,756
Expeditors International of Washington, Inc.	800	26,744
FedEx Corp.	400	28,260
United Parcel Service, Inc. "B"	9,613	553,709

		644,469
Airlines 0.0%
Southwest Airlines Co.	5,100	44,115
Building Products 0.0%
Masco Corp.	1,000	9,580
Commercial Services & Supplies 0.1%
Cintas Corp.	1,000	24,020
Waste Management, Inc.	2,400	70,080

		94,100
Construction & Engineering 0.0%
Fluor Corp.	200	9,108
Jacobs Engineering Group, Inc.*	500	22,385

		31,493
Electrical Equipment 0.2%
Cooper Industries Ltd. "A"	3,100	74,834
Emerson Electric Co.	2,700	96,903
Rockwell Automation, Inc.	1,300	40,495

		212,232
Industrial Conglomerates 3.0%
3M Co.	10,499	702,698
General Electric Co.	103,913	1,784,186
Textron, Inc.	1,300	19,799
Tyco International Ltd.	7,000	146,300

		2,652,983
Machinery 1.6%
Caterpillar, Inc.	4,900	200,851
Cummins, Inc.	6,020	153,992
Danaher Corp.	6,229	346,581
Deere & Co.	900	31,329
Eaton Corp.	1,900	88,046
Illinois Tool Works, Inc.	10,000	341,200
Ingersoll-Rand Co., Ltd. "A"	928	14,551
Pall Corp.	100	2,751
Parker Hannifin Corp.	5,000	205,400
Terex Corp.*	100	1,426

		1,386,127

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	600	45,966
CSX Corp.	8,600	320,264
Norfolk Southern Corp.	500	24,735
Ryder System, Inc.	100	3,591
Union Pacific Corp.	9,242	462,470

		857,026
Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	3,800	268,166
Information Technology 13.0%
Communications Equipment 1.8%
Cisco Systems, Inc.*	57,552	951,910
Corning, Inc.	5,600	50,456
QUALCOMM, Inc.	16,728	561,559

		1,563,925
Computers & Peripherals 4.1%
Apple, Inc.*	8,438	781,949
Dell, Inc.*	33,300	371,961
Hewlett-Packard Co.	29,096	1,026,507
International Business Machines Corp.	16,413	1,339,301
Lexmark International, Inc. "A"*	1,900	49,742
NetApp, Inc.*	3,600	48,600
QLogic Corp.*	3,100	32,922
Teradata Corp.*	2,800	37,604

		3,688,586
Electronic Equipment, Instruments & Components 0.2%
Agilent Technologies, Inc.*	300	5,649
Jabil Circuit, Inc.	11,900	78,302
Tyco Electronics Ltd.	4,900	80,752

		164,703
Internet Software & Services 0.7%
Google, Inc. "A"*	2,149	629,571
IT Services 0.7%
Affiliated Computer Services, Inc. "A"*	2,500	101,125
Automatic Data Processing, Inc. (a)	5,500	225,830
Computer Sciences Corp.*	2,600	72,436
Convergys Corp.*	400	2,516
Fidelity National Information Services, Inc.	3,200	54,976
Lender Processing Services, Inc.	1,600	35,296
Total System Services, Inc.	4,193	59,834
Western Union Co.	7,800	103,506

		655,519
Office Electronics 0.0%
Xerox Corp.	2,500	17,475
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	2,300	33,833
Analog Devices, Inc.	200	3,420
Applied Materials, Inc.	400	3,832
Broadcom Corp. "A"*	13,800	211,278
Intel Corp.	70,894	978,337
Linear Technology Corp.	200	3,990
LSI Corp.*	41,600	111,488
Microchip Technology, Inc.	1,200	22,200

Micron Technology, Inc.* (a)	36,500	100,010
National Semiconductor Corp.	5,200	57,200
Teradyne, Inc.*	10,200	38,658
Texas Instruments, Inc.	23,600	367,452
Xilinx, Inc.	1,900	31,084

		1,962,782
Software 3.3%
Autodesk, Inc.*	3,400	56,406
BMC Software, Inc.*	100	2,496
CA, Inc.	200	3,368
Compuware Corp.*	5,900	37,465
Intuit, Inc.*	8,300	183,928
Microsoft Corp.	87,170	1,762,578
Oracle Corp.*	40,899	658,065
Symantec Corp.*	18,700	224,961

		2,929,267
Materials 3.2%
Chemicals 2.6%
Air Products & Chemicals, Inc.	3,100	148,056
Ashland, Inc.	957	9,139
Dow Chemical Co.	14,100	261,555
E.I. du Pont de Nemours & Co.	12,487	312,924
Eastman Chemical Co.	1,300	42,770
Ecolab, Inc.	1,400	53,746
Monsanto Co.	4,800	380,160
PPG Industries, Inc.	5,800	254,736
Praxair, Inc.	4,400	259,820
Rohm & Haas Co.	4,400	301,004
Sigma-Aldrich Corp.	6,100	262,971

		2,286,881
Containers & Packaging 0.1%
Ball Corp.	2,700	98,415
Bemis Co., Inc.	1,200	32,424

		130,839
Metals & Mining 0.5%
Alcoa, Inc.	14,700	158,172
Freeport-McMoRan Copper & Gold, Inc.	5,366	128,731
Newmont Mining Corp.	2,000	67,300
Nucor Corp.	1,500	53,520
United States Steel Corp.	1,663	50,555

		458,278
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.7%
AT&T, Inc.	69,196	1,976,238
CenturyTel, Inc.	800	21,248
Embarq Corp.	4,966	162,090
Qwest Communications International, Inc. (a)	29,100	93,120
Verizon Communications, Inc.	30,858	1,007,514
Windstream Corp.	11,300	100,118

		3,360,328
Wireless Telecommunication Services 0.0%
American Tower Corp. "A"*	100	2,724

Utilities 5.7%
Electric Utilities 3.6%
American Electric Power Co., Inc.	10,492	328,295
Duke Energy Corp.	15,600	242,736
Edison International	2,400	80,160
Entergy Corp.	4,395	374,014
Exelon Corp.	7,000	393,470
FirstEnergy Corp.	6,871	402,503
FPL Group, Inc.	7,654	373,209
Pepco Holdings, Inc.	800	14,392
Pinnacle West Capital Corp.	500	15,200
PPL Corp.	6,100	206,729
Progress Energy, Inc.	9,000	357,210
Southern Co.	12,653	459,557

		3,247,475
Gas Utilities 0.4%
Nicor, Inc. (a)	7,000	285,460
Questar Corp.	2,200	70,818

		356,278
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	3,100	75,857
Multi-Utilities 1.6%
CenterPoint Energy, Inc.	18,000	232,740
CMS Energy Corp.	8,100	82,296
Consolidated Edison, Inc.	9,300	375,627
Dominion Resources, Inc.	6,600	243,012
DTE Energy Co.	2,900	107,851
Integrys Energy Group, Inc.	1,500	66,270
NiSource, Inc.	1,300	15,665
Public Service Enterprise Group, Inc.	3,400	105,060
Sempra Energy	800	37,336
TECO Energy, Inc.	7,800	101,400
Xcel Energy, Inc.	1,100	20,690

		1,387,947

Total Common Stocks (Cost $95,241,057)		85,242,856
	Principal Amount ($)	Value ($)

Government & Agency Obligations 1.1%
US Treasury Obligations
US Treasury Bills:
0.847% **, 5/14/2009 (b)	15,000	14,973
2.06% **, 12/4/2008 (b)	955,000	954,998

Total Government & Agency Obligations (Cost $969,897)		969,971
	Shares	Value ($)

Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 2.31% (c) (d) (Cost $972,430)	972,430	972,430

Cash Equivalents 2.8%
Cash Management QP Trust, 2.01% (c) (Cost $2,517,146)				2,517,146	2,517,146
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $99,700,530) †				100.3	89,702,403
Other Assets and Liabilities, Net				(0.3)	(287,395)

Net Assets				100.0	89,415,008

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $101,083,529. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $11,381,126. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,509,448 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,890,574.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2008 amounted to $946,456 which is 1.1% of net assets.
(b)	At November 30, 2008, these securities have been pledged, in whole or in part, to cover initial margin requirements for open future contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At November 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 E Mini Index	12/19/2008	75	3,415,136	3,357,375	(57,761)

Fair Value Measurements

The following is a summary of the inputs used as of November30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 88,732,432	$ (57,761)
Level 2	969,971	-
Level 3	-	-
Total	$ 89,702,403	$ (57,761)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                          DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009